Other Liabilities	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Liabilities
11.	Other liabilities

Other current liabilities consist of the following:

	As of December 31, 2018	As of December 31, 2017
Salaries payable	22,030	31,141
Taxes payable	8,586	5,517
Others	2,654	3,093

	$33,270	$39,751

Other non-current liabilities consist of the following:

	As of December 31, 2018	As of December 31, 2017
Taxes payable	243	1,015

	$243	$1,015